Inventories (Tables)	12 Months Ended
Jun. 30, 2026
Inventories [Abstract]
Schedule of Inventories
	2026	2025	2024
	AUD$	AUD$	AUD$
CURRENT
Raw materials	-	5,392,688	5,678,351
Finished Goods	-	310,336	466,787
Consumables	-	194,627	57,022
Total inventories	-	5,897,651	6,202,160